Related Party Transactions - Summary of Related Parties Relationship with Group (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Telstra International HK Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A wholly-owned subsidiary of the Company's major shareholder	A wholly-owned subsidiary of the Company's major shareholder
Telstra International Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A wholly-owned subsidiary of the Company's major shareholder	A wholly-owned subsidiary of the Company's major shareholder
Beijing Australian Telecommunications Technical Consulting Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A wholly-owned subsidiary of the Company's major shareholder	A wholly-owned subsidiary of the Company's majority shareholder
Autohome Media Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group		A company over which the spouse of one of the Group’s director who has significant influence (prior to the acquisition)
Subsidiary Of Common Parent [1] [Member] | Beijing POP Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group		A company owned by the same group of the Company's shareholders
Subsidiary Of Common Parent [2] [Member] | Lianhe Shangqing (Beijing) Advertisement Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group		A company owned by the same group of the Company's shareholders